Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment

14. Property, plant and equipment

Cost	Mining assets	Buildings	Plant & equipment	Motor vehicles	Capital work in progress	Total
Balance at January 1, 2024	36,368	2,040	69,840	2,037	8,961	119,246
Additions(1)	1,597	—	2,281	116	4,400	8,394
Change in rehabilitation asset estimate (see note 21)	—	—	5,433	—	—	5,433
Transfer into/within of property, plant and equipment (see note 15)	514	103	79	—	(486)	210
Scrapping of Assets/Decommissioning	—	(15)	(392)	(76)	—	(483)
Balance at December 31, 2024(2)	38,479	2,128	77,241	2,077	12,875	132,800

Balance at January 1, 2025	38,479	2,128	77,241	2,077	12,875	132,800
Additions(1)	2,048	1,155	2,899	372	4,695	11,169
Change in rehabilitation asset estimate (see note 21)	—	—	319	—		319
Transfer into/within of property, plant and equipment (see note 15)	11,888	—	625	—	(12,141)	372
Scrapping of Assets/Decommissioning	—	—	(2,103)	—	—	(2,103)
Balance at December 31, 2025(2)	52,415	3,283	78,981	2,449	5,429	142,557
Accumulated depreciation and impairment	Mining assets	Buildings	Plant & equipment	Motor vehicles	Capital work in progress	Total
At January 1, 2024	25,847	1,929	56,606	1,381	406	86,169
Depreciation	1,913	21	2,024	183	—	4,141
Impairment	—	—	5,724	—	—	5,724
Scrapping of Assets/Decommissioning	—	(15)	(198)	(65)	—	(278)
At December 31, 2024(2)	27,760	1,935	64,156	1,499	406	95,756

At January 1, 2025	27,760	1,935	64,156	1,499	406	95,756
Depreciation	4,206	66	2,722	273	—	7,267
Impairment	—	—	240	—	—	240
Scrapping of Assets/Decommissioning	—	—	(1,675)	—	—	(1,675)
At December 31, 2025(2)	31,966	2,001	65,443	1,772	406	101,588
Carrying value	Mining assets	Buildings (Note 23)	Plant & equipment	Fittings & motor vehicles	Capital work in progress	Total
At December 31, 2024	$10,719	$193	$13,085	$578	$12,469	$37,044
At December 31, 2025	$20,449	$1,282	$13,538	$677	$5,023	$40,969

(1)      — Additions of $0.1 million and $0.2 million were included in trade payables as of December 31, 2025 and 2024 respectively. Additions of $nil and $ 0.6 were funded through Borrowings and paid directly to suppliers as of December 31, 2025 and 2024 respectively.

(2)      — The cost basis and the balance of accumulated depreciation and impairment contain assets which are fully depreciated but remain in service. As of December 31, 2025, and 2024, the initial costs of the fully depreciated assets which remain in service are $734 thousand and approximately $1,141 thousand respectively.

In 2015 and 2018, the Redwing and Mazowe Mines experienced severe flooding and structural damage, leading to the suspension of operations in March 2019. These events caused significant physical damage to infrastructure and equipment, rendering them non-operational and resulting in a sharp decline in expected cash flows.

Due to the lack of reliable fair value estimates, the Group recognized full impairment losses on substantially all property, plant and equipment at Redwing and Mazowe in 2019 and 2018, respectively. In 2025, updated LOM and rehabilitation cost estimates led to change in estimate to property, plant and equipment assets, of $0.3 million (2024: $5.4 million). An impairment loss of $0.2 million (2024: $5.7 million) was recognised, mainly relating to Mazowe, where the increase in the rehabilitation asset was fully impaired due to the mine remaining non-operational.